UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 3/31/12

Item 1.  Reports to Stockholders.

Multiple Strategy Fund

Annual Report

March 31, 2012

1-855-GPS-FUND

1-855-477-3863

www.gpsfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

GPS Multiple Strategy Fund has been in a defensive posture over the course of the year.  The fund’s investment strategies had been consistent over the course of last year, mostly adhering to our investment policies outlined in our prospectus.

We had implemented option strategies to generate income. This is a more consistent approach to obtain growth in the portfolio within a difficult and non-directional stock market condition.

The fund has also shorted the market as a hedge of the long option positions.

For the first fiscal year of the fund’s operation, we are pleased to see our no-load fund (GPSIX) grew 3.82% since inception while the S&P 500 Index grew 8.00%.  Our fund’s draw down was much less severe in September of 2011 when the stock market bottomed.

Our approach in 2012 will remain more or less the same.

Yours Sincerely,

The GPS Multiple Strategy Fund Team

0804-NLD-5/29/2012

GPS MULTIPLE STRATEGY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2012

The Fund's performance figures* for the period ended March 31, 2012, as compared to its benchmark:

	Six Months	Since Inception **
GPS Multiple Strategy Fund Class A	7.70%	3.82%
GPS Multiple Strategy Fund Class A - with load	1.49%	(2.15)%
GPS Multiple Strategy Fund - Investor Class	7.70%	3.82%
S&P 500 Total Return Index ***	25.89%	8.00%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  The total operating expenses as stated in the fee table to the Fund's prospectus dated April 7, 2011 are 3.00% for both the Class A and Investor Class shares.  For performance information current to the most recent month-end, please call 1-855-477-3863.

** Inception date is May 16, 2011.

*** The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Ten Holdings by Industry	% of Net Assets
Municipal Bonds	8.7%
Internet	6.0%
Diversified Financial Services	2.4%
Retail	2.3%
Exchange Traded Funds - Debt Funds	2.2%
Oil & Gas	1.8%
Banks	1.6%
Mining	1.1%
Telecommunications	1.1%
Food	1.0%
Other, Cash & Equivalents	71.8%
	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012
Shares		Value
	COMMON STOCKS - 8.9%
	COMPUTERS - 0.5%
3,000	Fusion-io, Inc. *	$ 85,230

	INTERNET - 6.0%
1,000	Baidu.com - ADR * ^	145,770
1,000	F5 Networks, Inc. *	134,960
1,000	Google, Inc. Cl. A * ^	641,240
		921,970
	RETAIL - 1.5%
5,000	Michael Kors Holdings Ltd. *	232,950

	SEMICONDUCTORS - 0.9%
2,000	Qualcomm, Inc.	136,040

	TOTAL COMMON STOCKS - (Cost $1,248,843)	1,376,190

	EXCHANGE TRADED FUNDS - 2.2%
	DEBT FUNDS - 2.2%
5,000	Powershares QQQ Trust Series 1 ^	337,750
	TOTAL EXCHANGE TRADED FUNDS - (Cost $284,343)	337,750

Principal
	CORPORATE BONDS & NOTES - 16.4%
	AIRLINES - 0.7%
$ 100,000	Southwest Airlines Co., 5.125% 3/1/2017	108,967

	BANKS - 1.6%
60,000	Barclays Bank PLC, 3.90%, 4/7/2015	62,377
50,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/1/2012	51,217
60,000	Goldman Sachs Group, Inc. (The), 5.00%, 10/1/2014	63,445
60,000	HSBC Bank USA, 4.625%, 4/1/2014	63,074
		240,113
	BIOTECHNOLOGY - 0.7%
100,000	Amgen, Inc., 4.50% 3/15/2020	107,834

	COAL - 0.3%
50,000	Massey Energy Co., 3.25% 8/1/2015	44,875

	COMMERCIAL SERVICES - 0.8%
50,000	Block Financial, LLC., 7.875%, 1/15/2013	52,329
60,000	Western Union Co. (The), 3.65%, 8/22/2018	64,072
		116,401
	COSMETICS/PERSONAL CARE - 0.7%
100,000	Colgate - Palmolive Co., 2.625%, 5/1/2017	105,823

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
200,000	Ford Motor Credit Co. LLC, 3.875%, 1/15/2015	202,500
60,000	General Electric Capital Corp., 2.95%, 5/9/2016	62,665
100,000	Orix Corp., 5.00% 1/12/2016	105,027
		370,192
	FOOD - 1.0%
50,000	Dean Foods Co., 7.00%, 6/1/2016	51,250
100,000	Kellogg Co., 4.00% 12/15/2020	105,611
		156,861
	HOME FURNISHINGS - 0.7%
100,000	Whirlpool Corp., 8.60% 5/1/2014	112,442

	INSURANCE - 0.4%
60,000	Aflac, Inc., 3.45%, 8/15/2015	63,164

	IRON/STEEL - 1.0%
100,000	Arcelor Mittal, 6.125% 6/1/2018	104,843
50,000	United States Steel Corp., 6.05%, 6/1/2017	51,000
		155,843

See accompanying notes to financial statements.
GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012
Principal		Value
	LODGING - 0.4%
$ 50,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014	$ 57,483

	MINING - 1.1%
60,000	Alcoa, Inc., 6.75%, 7/15/2018	68,393
100,000	Southern Copper Corp., 6.375% 7/27/2015	112,225
		180,618
	OFFICE/BUSINESS - 0.4%
60,000	Pitney Bowes, Inc., 4.75%, 5/15/2018	60,478

	OIL & GAS - 1.8%
50,000	Chesapeake Energy Corp., 6.875%, 8/15/2018	51,500
100,000	Petrohawk Energy Corp., 7.25% 8/15/2018	114,352
100,000	Transocean Inc., 4.95% 11/15/2015	106,884
		272,736
	PHARMACEUTICALS - 0.5%
60,000	Johnson & Johnson, 5.55%, 8/15/2017	72,808

	RETAIL - 0.8%
100,000	Macy's Department Stores Co., 7.45% 10/15/2016	116,398

	TELECOMMUNICATIONS - 1.1%
100,000	America Movil, 5.00% 10/16/2019	111,495
60,000	Cisco Systems, Inc., 3.15%, 3/14/2017	64,804
		176,299

	TOTAL CORPORATE BONDS & NOTES - (Cost - $2,481,561)	2,519,335

	MUNICIPAL BONDS - 8.7%
100,000	California Qualified School Bond Joint Powers Authority, 5.889% 9/1/2020	109,798
105,000	Central Weber Sewer Improvement District, 4.79% 3/1/2019	115,243
100,000	Contra Costa County Fire Protection District, 4.96% 8/1/2018	107,017
100,000	County of Leon FL, 4.80% 10/1/2018	103,535
100,000	County of Miami-Dade FL, 4.25% 4/1/2019	103,798
50,000	Danville-Pittsylvania Regional Facility Authority, 4.75% 9/1/2019	48,101
100,000	Government Development Bank for Puerto Rico, 4.704% 5/1/2016	104,459
100,000	Metropolitan Transportation Authority, 5.013% 11/15/2020	109,897
100,000	Municipal Electric Authority of Georgia, 3.57% 1/1/2019	104,534
100,000	South Jersey Port Corp., 6.052% 1/1/2019	111,620
100,000	State of California, 6.20% 10/1/2019	117,515
100,000	State of Illinois, 4.35% 6/1/2018	103,362
100,000	Washington Economic Development Finance Authority, 4.50% 10/1/2018	102,286

	TOTAL MUNICIPAL BONDS - (Cost - $1,350,686)	1,341,165

Contracts
	PURCHASED CALL OPTIONS - 3.9%
10	Amazon.com, Inc.	18,250
	Expiration January 2013, Exercise Price $220.00
10	Baidu.com - ADR	32,500
	Expiration January 2013, Exercise Price $125.00
200	SPDR S&P 500 ETF Trust	386,000
	Expiration December 2013, Exercise Price $130.00
100	SPDR S&P 500 ETF Trust	161,600
	Expiration December 2013, Exercise Price $135.00
	TOTAL PURCHASED CALL OPTIONS (Cost $480,312)	598,350
Shares
	SHORT TERM INVESTMENTS - 51.2%
2,890,663	Highmark Diversified Money Market Fund, 0.04% **	2,890,663
2,000,000	United States Treasury Bill to yield 0.00%, 5/3/12 +	1,999,950
3,000,000	United States Treasury Bill to yield 0.00%, 7/19/12 +	2,999,340
	TOTAL SHORT TERM INVESTMENTS (Cost - $7,889,953)	7,889,953

	TOTAL INVESTMENTS - 91.3% (Cost - $13,735,698)(a)	$ 14,062,743
	SECURITIES SOLD SHORT - (27.4) %	(4,221,600)
	OPTIONS WRITTEN - (3.9) %	(599,900)
	OTHER ASSETS LESS LIABILITIES - 40.0%	6,171,680
	NET ASSETS - 100.0%	$ 15,412,923

See accompanying notes to financial statements.
GPS MULTIPLE STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012
Contracts		Value
	SECURITIES SOLD SHORT - (27.4) %
30,000	SPDR S&P 500 ETF Trust	$ 4,221,600
	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,915,068)	$ 4,221,600

	SCHEDULE OF PUT OPTIONS WRITTEN (3.2) %
10	Apple, Inc.
	Expiration January 2013, Exercise Price $425.00	12,950
10	Apple, Inc.
	Expiration April 2012, Exercise Price $550.00	3,650
10	Apple, Inc.
	Expiration April 2012, Exercise Price $590.00	4,950
10	Netflix Inc.
	Expiration June 2012, Exercise Price $100.00	6,350
600	SPDR
	Expiration April 2012, Exercise Price $130.00	11,400
1,000	SPDR
	Expiration December 2012, Exercise Price $125.00	450,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $942,000)	$ 489,300

	SCHEDULE OF CALL OPTIONS WRITTEN (0.7) %
20	Baidu.com - ADR
	Expiration June 2012, Exercise Price $165.00	7,500
20	Google, Inc. - Cl. A
	Expiration June 2012, Exercise Price $650.00	53,800
50	PowerShares
	Expiration June 2012, Exercise Price $58.00	49,300
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $64,038)	$ 110,600

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.
^ Subject to written call option
+ All or portion of the securities are segregated as collateral for options written and securties sold short.
ADR - American Depositary Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including securities sold short and options written is $8,863,398 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 799,836
	Unrealized depreciation:	(421,991)
	Net unrealized appreciation	$ 377,845

See accompanying notes to financial statements.

GPS MULTIPLE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012

ASSETS
Investment securities:
At cost	$ 13,735,698
At value	$ 14,062,743
Deposit at Broker	6,203,980
Dividends and interest receivable	55,181
Receivable for securities sold	4,437
Prepaid expenses and other assets	5,307
TOTAL ASSETS	20,331,648

LIABILITIES
Securities sold short, at value (Proceeds $3,915,068)	4,221,600
Options written, at value (Premiums $1,006,038)	599,900
Investment advisory fees payable	43,783
Dividends payable on securities sold short	18,417
Fees payable to other affiliates	10,031
Distribution (12b-1) fees payable	3,250
Accrued expenses and other liabilities	21,744
TOTAL LIABILITIES	4,918,725
NET ASSETS	$ 15,412,923

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$ 14,869,919
Accumulated net investment loss	(104,094)
Accumulated net realized gain on investments	220,447
Net unrealized appreciation (depreciation) on:
Investments	209,007
Securities sold short	(306,532)
Purchased options	118,038
Options written	406,138
NET ASSETS	$ 15,412,923

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), redemption price per share	$ 10.36
Maximum offering price per share (maximum sales charges of 5.75%)	$ 10.99

Investor Class Shares:
Net Assets	$ 15,412,913
Shares of beneficial interest outstanding	1,488,437
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 10.36

(a) NAV does not recalculate due to rounding of Net Assets

See accompanying notes to financial statements.

GPS MULTIPLE STRATEGY FUND
STATEMENT OF OPERATIONS (a)
For the Period Ended March 31, 2012

INVESTMENT INCOME
Dividends	$ 4,336
Interest	43,218
TOTAL INVESTMENT INCOME	47,554

EXPENSES
Investment advisory fees	214,729
Distribution (12b-1) fees:
Investor Class	26,841
Administrative services fees	33,918
Accounting services fees	22,417
Transfer agent fees	22,083
Professional fees	21,698
Dividends on securites sold short	18,791
Compliance officer fees	13,174
Custodian fees	7,024
Printing and postage expenses	6,876
Interest expense	6,731
Trustees fees and expenses	4,583
Other expenses	3,666
Registration fees	2,499
Brokerage fees	1,964
Insurance expense	202
TOTAL EXPENSES	407,196

Less: Fees waived/reimbursed by the Advisor	(63,367)

NET EXPENSES	343,829

NET INVESTMENT LOSS	(296,275)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT,
PURCHASED OPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	(363,069)
Securities sold short	(6,400)
Purchased options	46,957
Options written	765,891
Net realized gain on investments, securities sold short, purchased options
and options written	443,379
Net change in unrealized appreciation (depreciation) on:
Investments	209,007
Securities sold short	(306,532)
Purchased options	118,038
Options written	406,138
Net change in unrealized appreciation (depreciation) on investments, securities sold short,
purchased options and options written	426,651

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	870,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 573,755

(a) The GPS Multiple Strategy Fund commenced operations on May 16, 2011.

See accompanying notes to financial statements.

GPS MULTIPLE STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2012 (a)
FROM OPERATIONS
Net investment loss	$ (296,275)
Net realized gain on investments, securities sold short, purchased options and
options written	443,379
Net change in unrealized appreciation (depreciation) on investments, securities
sold short, purchased options and options written	426,651
Net increase in net assets resulting from operations	573,755

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Investor Class	(30,751)
Net decrease in net assets resulting from distributions to shareholders	(30,751)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	50
Investor Class	17,551,716

Net asset value of shares issued in reinvestment of distributions:
Class A	-
Investor Class	20,365

Payments for shares redeemed:
Class A	(40)
Investor Class	(2,702,673)

Redemption fee proceeds:
Class A	-
Investor Class	501
Net increase in net assets resulting from shares of beneficial interest	14,869,919

TOTAL INCREASE IN NET ASSETS	15,412,923

NET ASSETS
Beginning of Period	-
End of Period*	$ 15,412,923
* Includes accumulated net investment loss of:	$ (104,094)

SHARE ACTIVITY
Class A:
Shares Sold	5
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	1

Investor Class:
Shares Sold	1,757,702
Shares Reinvested	2,043
Shares Redeemed	(271,308)
Net increase in shares of beneficial interest outstanding	1,488,437

(a) The GPS Multiple Strategy Fund commenced operations on May 16, 2011.

See accompanying notes to financial statements.

GPS MULTIPLE STRATEGY FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period Ended
	March 31, 2012 (1)
	Class A	Investor Class
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.24)	(0.24)
Net realized and unrealized
gain on investments	0.62	0.62
Total from investment operations	0.38	0.38

Less distributions from:
Net realized gains	(0.02)	(0.02)
Total distributions	(0.02)	(0.02)

Paid-in-Capital From Redemption Fees	-	0.00	**

Net asset value, end of period	$ 10.36	$ 10.36

Total return (3,4)	3.82%	3.82%

Net assets, at end of period	$ 10	$ 15,412,913

Ratio of gross expenses to average
net assets (5,6)	3.89%	3.89%
Ratio of net expenses to average
net assets (5,7)	3.28%	3.28%
Ratio of net investment income
to average net assets (5)	(2.82)%	(2.82)%

Portfolio Turnover Rate (4)	189%	189%

(1)	The GPS Multiple Strategy Fund's Class A and Investor Class shares commenced operations on May 16, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of redemption fees and sales charges (Class A).
(4) Not annualized.
(5) Annualized.
(6)	Excluding dividends from securities sold short, interest expense, overdraft expenses and brokerage fees the ratio of gross expenses to average net assets would have been 3.61% for the period ended March 31, 2012.
(7)	Excluding dividends from securities sold short, interest expense, overdraft expenses and brokerage fees the ratio of net expenses to average net assets would have been 3.00% for the period ended March 31, 2012.
** Per share amount represents less than $0.01 per share

See accompanying notes to financial statements.

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

1.

ORGANIZATION

GPS Multiple Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation. The Fund commenced operations on May 16, 2011.

The Fund currently offers two classes of shares; Class A and Investor Class shares.  Investor Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,376,190	$ -	$ -	$ 1,376,190
Exchange Traded Funds	337,750	-	-	337,750
Bonds & Notes	-	3,860,500	-	3,860,500
Purchased Call Options	598,350	-	-	598,350
Short-Term Investments	7,889,953	-	-	7,889,953
Total	$ 10,202,243	$ 3,860,500	$ -	$ 14,062,743
Liabilities
Securities Sold Short	$ 4,221,600	$ -	$ -	$ 4,221,600
Put Options Written	489,300	-	-	489,300
Call Options Written	110,600	-	-	110,600
Total	$ 4,821,500	$ -	$ -	$ 4,821,500

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Fair Values of Derivative Instruments in the Fund as of March 31, 2012:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts:	Investment Securities	$ 598,350	Options written, at value	$ 599,900

		$ 598,350		$ 599,900

The effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2012:

Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain (loss) from purchased options and options written
Net change in unrealized appreciation (depreciation) from
	purchased options and options written	$ 745,850	$ 524,176

Commodity contracts:	Net realized gain (loss) from purchased options and options written
Net change in unrealized appreciation (depreciation) from
	purchased options and options written	48,687	-

Currency contracts:	Net realized gain (loss) from purchased options and options written
Net change in unrealized appreciation (depreciation) from
	purchased options and options written	18,311	-
Total		$ 812,848	$ 524,176

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax return for the period ended March 31, 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments.   However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  GPS Capital Management, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund and the Advisor, with the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 2.00% of the Fund’s average daily net assets. For the period ended March 31, 2012, the Adviser earned advisory fees of $214,729.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 3.00% of the daily average net assets attributable to the Class A and Investor Class shares. During the period ended March 31, 2012, the Adviser waived fees and reimbursed expenses of $63,367.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 3.00% of the average daily net assets attributable to Class A and the Investor Class, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 3.00% of the average daily net assets for each share class. If Fund Operating Expenses subsequently exceed 3.00% of the average daily net assets for each share class, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  For the period ended March 31, 2012, the Advisor waived fees and reimbursed expenses in the amount of $63,367 that may be recaptured through March 31, 2015.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and Investor Class shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $26,841 in distribution fees for Investor Class shares were paid during the period ended March 31, 2012.

Trustees - Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) -  Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended March 31, 2012 amounted to $13,004,994 and $6,270,575, respectively.

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

Transactions in option contracts written during the period ended March 31, 2012 were as follows:

	Contracts	Premiums
Outstanding at Beginning of Period	-	$ -
Options written	11,412	1,971,504
Options closed	(490)	(61,500)
Options exercised	(280)	(55,963)
Options expired	(8,912)	(848,003)
Outstanding at End of Period	1,730	$ 1,006,038

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended March 31, 2012, the Investor Class assessed $501 in redemption fees.

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Period Ended
March 31, 2012
Long-Term Capital Gain	$ 30,751

As of March 31, 2012, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October &	Capital	Unrealized	Total
Ordinary	Long-Term	Late Year	Loss	Appreciation/	Accumulated
Income	Capital Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 259,804	$ 9,449	$ (104,094)	$ -	$ 377,845	$ 543,004

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain are primarily attributable to the tax deferral of losses on wash sales and straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $104,094.

Permanent book and tax differences, primarily attributable to adjustments for grantor trusts and reclassification of undistributed net investment loss to accumulated net realized gain from investments, resulted in reclassifications for the period ended March 31, 2012 as follows: a decrease in accumulated net investment loss and a decrease in accumulated net realized gain on investments of $192,181.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

GPS MULTIPLE STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act.  As of March 31, 2012 TD Ameritrade held approximately 59% of the voting securities of Fund shares for the benefit of others.

9.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of GPS Multiple Strategy Fund and Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of GPS Multiple Strategy Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the “Fund”), including the portfolio of investments, as of March 31, 2012, and the related statements of operations, changes in net assets and the financial highlights for the period May 16, 2011 (commencement of operations) through March 31, 2012.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GPS Multiple Strategy Fund as of March 31, 2012, and the results of its operations, the changes in its net assets and its financial highlights for the period May 16, 2011 through March 31, 2012 in conformity with accounting principles generally accepted in the United States of America.

.

BBD, LLP

Philadelphia, Pennsylvania

May 30, 2012

GPS MULTIPLE STRATEGY FUND

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	98

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since  2007); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	98	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

GPS MULTIPLE STRATEGY FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2012

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen Born in 1972	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Adviser Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and GemCom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-377-5155.

Approval of Advisory Agreement – GPS Multiple Strategy Fund (Unaudited)

In connection with a regular meeting held on December 13, 2010 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between GPS Capital Management, LLC (the “Adviser”) and the Trust, on behalf of GPS Multiple Strategy Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment objective and investment strategies.  The Trustees then discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed the capitalization of the Fund’s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’s Adviser has sufficient financial resources to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing hedge funds and separately managed accounts.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 2.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

GPS MULTIPLE STRATEGY FUND

EXPENSE EXAMPLES

March 31, 2012 (Unaudited)

As a shareholder of the GPS Multiple Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GPS Multiple Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Power Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 – 3/31/12*	Expense Ratio During the Period 10/1/11-3/31/12
Class A	$1,000.00	$1,077.00	$15.58	3.00%
Investor Class	1,000.00	$1,077.00	$15.58	3.00%

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 – 3/31/12*	Expense Ratio During the Period 10/1/11-3/31/12
Class A	$1,000.00	$1,010.00	$15.08	3.00%
Investor Class	1,000.00	$1,010.00	$15.08	3.00%

* Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-477-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-477-3863

INVESTMENT ADVISOR

GPS Capital Management, LLC

111 Deerwood Road, Suite 338

San Ramon, CA 94583

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $14,000

(b)

Audit-Related Fees

2012 - None

(c)

Tax Fees

2012 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/12